STATEMENT OF STOCKHOLDERS' EQUITY [Parenthetical] (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Common stock issued to chairman, per unit		$ 10.00
Common stock issued to public, per unit		$ 10.00
Stock Issued During Period To Sponsor Par Value Per Share (in dollars per share)	$ 0.01159
Warrants issued in private placement (in shares)		4,166,667
Number of shares possible redemption (in shares)		5,970,568
Common stock subject to possible redemption, shares		6,347,809